MARKETABLE SECURITIES (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013	Mar. 19, 2012
Investments, Debt and Equity Securities [Abstract]
Payment from California Gold, in cash or in unregistered shares of common stock									$ 125,000
Unregistered shares of common stock, par value per share									$ 0.001
Restricted shares of California Gold									1,250,000
Shares of California Gold, per share						$ 0.10
Other income				125,000		125,000	125,000	125,000
Gross Unrealized Losses	$ 6,250		$ 6,250			$ 112,500	$ 112,500	$ 6,250